EP Strategic US Equity Fund
SUMMARY SECTION EP Strategic US Equity Fund
Investment Objective
The Fund’s investment objective is income and long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 14 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP Strategic US Equity Fund Class A Shares
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee or overnight check delivery fee	20.00
Overnight check delivery fee for weekday	15.00
Overnight check delivery fee for Saturday	20.00
Retirement account annual maintenance fee and redemption fee requests	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP Strategic US Equity Fund Class A Shares
Management fees		0.75%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses	[1]	0.59%
Total annual fund operating expenses		1.59%
Fee waiver and/or expense reimbursements	[2]	(0.34%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.25%
[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until March 1, 2013, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EP Strategic US Equity Fund:

Expense Example (USD $)	1 Year	3 Years
EP Strategic US Equity Fund Class A Shares	572	898

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities. The Fund’s advisor will focus on U.S. domiciled companies that it believes are benefiting from increasing international sales in attractive overseas markets. The Fund may invest in common stocks of companies of any capitalization, (i.e. total value of publicly traded shares) although it will primarily focus on large and middle-capitalization companies, with market capitalizations of $ 5 billion or greater , that are considered by the Fund’s advisor to be dividend paying companies . The Fund may also invest in warrants and options on equity securities. In addition, the Fund may invest in exchange-traded funds, (“ETFs”) which are pooled investment vehicles that generally seek to track the performance of specific indices and are traded on exchanges.

The Fund’s advisor will use a top-down approach to target attractive markets, and a bottom-up approach to select companies with the best fundamentals that have exposure to the identified attractive markets. In selecting attractive market opportunities, the Fund’s advisor will look at qualitative factors such as expected growth, inflation and debt levels for the country, and qualitative factors including fiscal and monetary policy outlook, consumer trends and core competencies. The Fund’s advisor will use a number of factors in selecting what it believes to be companies with the best fundamentals, including dividend yield, valuation versus growth in earnings, capital structure, quality of management, corporate governance practices, trading liquidity, strengths and opportunities as compared to a peer group, and business specific risk. The Fund’s advisor will seek to tie both top-down and bottom-up analysis together in order to build a portfolio composed of high quality U.S. companies that have business exposure to the most attractive overseas growth opportunities.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if management pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance

The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.